Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 46,560	$ 50,611
Trade and other receivables	557	732
Inventory	227	229
Income taxes receivable	1,450	1,428
Prepaid expenses and other current assets	1,914	2,488
Total current assets	50,708	55,488
Non-current assets
Restricted cash equivalents	326	322
Property and equipment	248	216
Total non-current assets	574	538
Total assets	51,282	56,026
Current liabilities
Payables and accrued liabilities	4,130	3,828
Provisions	44	45
Income taxes payable	109	108
Deferred revenues (note 3)	2,017	2,949
Lease liabilities	134	114
Total current liabilities	6,434	7,044
Non-current liabilities
Deferred revenues (note 3)	1,777	1,684
Deferred gain	111	110
Lease liabilities	76	65
Employee future benefits (note 4)	11,498	11,159
Provisions	178	188
Total non-current liabilities	13,640	13,206
Total liabilities	20,074	20,250
Shareholders’ equity
Share capital (note 5)	293,410	293,410
Warrants	5,085	5,085
Other capital	90,349	90,332
Deficit	(356,501)	(352,084)
Accumulated other comprehensive loss	(1,135)	(967)
Total Shareholders’ equity	31,208	35,776
Total liabilities and shareholders’ equity	$ 51,282	$ 56,026